Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Weighted average basic and diluted number of common shares outstanding
Anti-dilutive stock options	9,103,338	5,978,000
Anti-dilutive warrants			8,108,440	15,104,008